Nationwide Variable Insurance Trust
1000 Continental Drive, Suite 400
King of Prussia, PA 19406
Nationwide Fund Distributors LLC
1000 Continental Drive, Suite 400
King of Prussia, PA 19406
September 14, 2010
VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Nationwide Variable Insurance Trust (the “Registrant”) File Nos. 002-73024 and 811-03213 Request for Acceleration and Selective Review
Ladies and Gentlemen:
     On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 140 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of revising disclosure regarding principal investment strategies and subadvisers for the NVIT Growth Fund and the NVIT Nationwide Fund (collectively, the “Funds”).
     Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of responding to any comments conveyed by the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “SEC”) on the Amendment. As noted on the facing sheet, this Amendment relates only to the Funds, and the Amendment does not affect the information in the prospectuses and statements of additional information regarding the Registrant’s other series.
     Additionally, pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned officers of the Registrant and its principal underwriter, Nationwide Fund Distributors LLC, respectfully request that the effectiveness of the Amendment be accelerated to Friday, October 15, 2010, or as soon as practicable thereafter. It is our understanding that Becky Marquigny of the staff of the U.S. Securities and Exchange Commission has previously discussed the possible acceleration of the Post-Effective Amendment with Prufesh Modhera of Stradley Ronon Stevens & Young, LLP.
     Finally, pursuant to Release No. 13768 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure recently reviewed by the Staff. The Staff reviewed the Registrant’s Registration Statement in January 2010 in connection with its filing pursuant to Rule 485(a), which was filed on January 29, 2010 as Post-Effective Amendment No. 134 (“PEA No. 134”). The sections of the prospectus that are substantially different from those in PEA No. 134, other than prospectus supplements filed since PEA No. 134, are discussed below.

Filing Desk
U.S. Securities and Exchange Commission
September 14, 2010

NVIT Nationwide Fund:
     Principal Investment Strategies
     The Principal Investment Strategies section has been revised to remove reference to quantitative techniques, and now reads as follows:
The Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that offer the potential for capital growth and/or dividend income. The Fund consists of two portions managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of the Trust, selects the Fund’s subadvisers and monitors their performance on an ongoing basis. The Fund’s current subadvisers both employ bottom-up approaches (i.e., based on the characteristics of individual companies, rather than broad economic trends) to construct a diversified portfolio, although each subadviser uses its own unique processes or style. For example, as of the date of this Prospectus, one subadviser evaluates companies based on business quality and valuation, focusing particularly on such characteristics as a company’s business strategy, management team, transparency and commitment to shareholder value. The other subadviser uses a two-step security selection process to find intrinsic value regardless of overall market conditions, combining fundamental research with valuation techniques. NFA allocates assets to subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.
The Fund generally considers selling a security when it reaches a target price, its issuer’s business quality or fundamentals appear to the subadviser to be deteriorating, its issuer is engaged in corporate activity, or when other opportunities appear more attractive. The Fund may engage in active and frequent trading of portfolio securities.
     Principal Risks:
     Multi-manager risk has been added to the Principal Risks section. The new disclosure reads as follows:
Multi-manager risk - while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser. It is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
     Portfolio Management:
     Diamond Hill Capital Management, Inc. has been added as a subadviser to the Fund. As such, Diamond Hill Capital Management, Inc. is now listed as a subadviser, and its portfolio management team is included under “Portfolio Managers.”
     Corresponding changes have been made to the statutory section of the prospectus relating to the Nationwide Fund under the headings “How the Funds Invest” and “Fund Management.”

Filing Desk
U.S. Securities and Exchange Commission
September 14, 2010

NVIT Growth Fund:
     Principal Investment Strategies
     The Principal Investment Strategies section has been revised to remove reference to quantitative techniques, and now reads as follows:
The Fund invests primarily in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. In implementing this strategy, the subadviser makes its investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the Fund based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
The subadviser uses a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet its investment criteria. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria. Although the subadviser intends to invest the Fund’s assets primarily in U.S. securities, the Fund may invest in securities of foreign companies.
The Fund generally considers selling a security when it reaches a target price, its issuer’s business quality or fundamentals appear to the subadviser to be deteriorating, or when other opportunities appear more attractive. The Fund may engage in active and frequent trading of portfolio securities.
     Principal Risks:
     Foreign securities risk has been added to the Principal Risks section. The new disclosure reads as follows:
Foreign securities risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
     Portfolio Management:
     American Century Investment Management, Inc. has replaced Aberdeen Asset Management, Inc. as the Fund’s subadviser. As such, American Century Investment Management, Inc. is now listed as the Fund’s subadviser, and its portfolio management team is included under “Portfolio Managers.”
     Corresponding changes have been made to the statutory section of the prospectus relating to the Nationwide Fund under the headings “How the Funds Invest” and “Fund Management.”

Filing Desk
U.S. Securities and Exchange Commission
September 14, 2010

     Thank you for your prompt attention to the request for acceleration of the effective date of the Amendment and the request for selective review. Please contact Prufesh Modhera at (202) 419-8417 if you have any questions or need further information.
Sincerely yours,

/s/ Allan J. Oster Name: Allan J. Oster	/s/ Lee T. Cummings Name: Lee T. Cummings
Title: Assistant Secretary	Title: Senior Vice President
Nationwide Variable Insurance Trust	Nationwide Fund Distributors LLC